Liabilities For Pension Benefits - Actuarial Assumption Used to Determine Actuarial Present Value of Projected Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligations	13.10%	11.83%	11.83%
Expected long-term rate of return on plan assets	13.10%	11.83%	11.83%
Annual salary increases	6.45%	7.93%	7.93%
Rate of compensation increase	5.50%	5.50%	5.50%
Inflation rate assumption used in the above	5.50%	5.50%	5.50%
BrTREV and PAMEC Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligations	13.10%	11.83%	11.83%
Expected long-term rate of return on plan assets	13.10%	11.83%	11.83%
Annual salary increases	7.08%	7.93%	7.93%
Rate of compensation increase	5.50%	5.50%	5.50%
Inflation rate assumption used in the above	5.50%	5.50%	5.50%
TelemarPrev and PBS-Telemar Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate for determining projected benefit obligations	13.10%	11.83%	11.83%
Expected long-term rate of return on plan assets	13.10%	11.83%	11.83%
Annual salary increases	5.50%	7.93%	7.93%
Rate of compensation increase	5.50%	5.50%	5.50%
Inflation rate assumption used in the above	5.50%	5.50%	5.50%